Impairments and other write-ofs (Tables)	12 Months Ended
Dec. 31, 2012
Impairments and other write-offs [Abstract]
Details of Impairment of Long-Lived Assets Held and Used by Asset [Table Text Block]
Impairment and other write-offs consist of the following for the year ended December 31 (in thousands):

	2012	2011	2010
European resorts held for sale (lower of cost or net realizable value)	$494	$670	$2,319
Intangible assets associated with an unprofitable European golf course	213	—	—
Abandoned information technology projects previously capitalized	183	362	—
Slow moving consumables inventory	119	192	—
Unrecoverable deposits on open market purchases of Vacation Interest Points	—	181	—
Write-down of an inventory recovery receivable related to a terminated HOA management contract	—	—	942
Other	—	167	69
Total impairments and other write-offs	$1,009	$1,572	$3,330